Segmented information - Major customers (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major customers [line items]
Revenue	$ 2,091,661,000	$ 2,156,852,000
One customer of Cameco's uranium and fuel services segments [member]
Disclosure of major customers [line items]
Revenue	$ 204,594,000	$ 197,847,000
Percentage of entity's revenue	10.00%	9.00%
Information about major customers	As customers are relatively few in number, accounts receivable from any individual customer may periodically exceed 10% of accounts receivable depending on delivery schedule.